4. Property and Equipment, Net (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Property and equipment, gross	$ 295,040		$ 295,040		$ 247,679	$ 241,835
Less Accumulated Depreciation	(208,745)		(208,745)		(157,218)	(90,887)
Property and Equipment, Net	86,295		86,295		90,461	150,948
Depreciation expense	17,661	$ 16,574	51,527	$ 49,637	66,331	64,458
Furniture and Fixtures [Member]
Property and equipment, gross	12,385		12,385		12,385	12,385
Computer Equipment [Member]
Property and equipment, gross	90,015		90,015		42,654	36,810
Leasehold Improvements [Member]
Property and equipment, gross	176,903		176,903		176,903	176,903
Software [Member]
Property and equipment, gross	$ 15,737		$ 15,737		$ 15,737	$ 15,737